Consolidated Statements of Financial Condition - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 410,104,000
Restricted cash	1,200,000
Receivable from brokers and dealers and clearing organizations including receivables from related parties of $3,332 at December 31, 2018	174,591,000
Deposits with clearing organizations including deposits from related parties of $500 at December 31, 2018 and December 31, 2017	11,427,000
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization	38,128,000
Software development costs, net of accumulated amortization	170,582,000
Intangible assets, net of accumulated amortization	1,380,848,000
Goodwill	2,694,797,000
Receivable from affiliates	3,243,000
Other assets including other assets from related parties of $9 and $27 at December 31, 2018 and December 31, 2017, respectively	25,027,000
Total assets	4,997,139,000
Liabilities
Payable to brokers and dealers and clearing organizations including payables to related parties of $2,404 at December 31, 2018	171,214,000
Accrued compensation	120,158,000
Deferred revenue including deferred revenue from related parties of $9,151 and $5,106 at December 31, 2018 and December 31, 2017, respectively	27,883,000
Accounts payable, accrued expenses and other liabilities including payables to related parties of $2,555 at December 31, 2017	42,548,000
Employee equity compensation payable	24,187,000
Payable to affiliates	5,009,000
Deferred tax liability	19,627,000
Total liabilities	410,626,000
Commitments and contingencies (Note 17)
Mezzanine Capital
Class C Shares and Class P(C) Shares	14,179,000
Members' capital
Members' capital	4,573,200,000
Accumulated other comprehensive loss	(866,000)
Total liabilities and stockholders' equity/members' capital	4,997,139,000
Predecessor
Assets
Cash and cash equivalents	410,104,000
Restricted cash	1,200,000
Members' capital
Total members' capital		$ 986,468,000
Tradeweb Markets LLC | Successor
Assets
Cash and cash equivalents	410,104,000
Restricted cash	1,200,000
Receivable from brokers and dealers and clearing organizations including receivables from related parties of $3,332 at December 31, 2018	174,591,000
Deposits with clearing organizations including deposits from related parties of $500 at December 31, 2018 and December 31, 2017	11,427,000
Accounts receivable, net of allowance including receivables from related parties of $40,730 and $27,163 at December 31, 2018 and December 31, 2017, respectively	87,192,000
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization	38,128,000
Software development costs, net of accumulated amortization	170,582,000
Intangible assets, net of accumulated amortization	1,380,848,000
Goodwill	2,694,797,000
Receivable from affiliates	3,243,000
Other assets including other assets from related parties of $9 and $27 at December 31, 2018 and December 31, 2017, respectively	25,027,000
Total assets	4,997,139,000
Liabilities
Payable to brokers and dealers and clearing organizations including payables to related parties of $2,404 at December 31, 2018	171,214,000
Accrued compensation	120,158,000
Deferred revenue including deferred revenue from related parties of $9,151 and $5,106 at December 31, 2018 and December 31, 2017, respectively	27,883,000
Accounts payable, accrued expenses and other liabilities including payables to related parties of $2,555 at December 31, 2017	42,548,000
Employee equity compensation payable	24,187,000
Payable to affiliates	5,009,000
Deferred tax liability	19,627,000
Total liabilities	410,626,000
Commitments and contingencies (Note 17)
Mezzanine Capital
Class C Shares and Class P(C) Shares	14,179,000
Members' capital
Members' capital	4,573,200,000
Accumulated other comprehensive loss	(866,000)
Total members' capital	4,572,334,000
Total liabilities and stockholders' equity/members' capital	$ 4,997,139,000
Tradeweb Markets LLC | Predecessor
Assets
Cash and cash equivalents		352,598,000
Restricted cash		1,200,000
Receivable from brokers and dealers and clearing organizations including receivables from related parties of $3,332 at December 31, 2018		4,324,000
Deposits with clearing organizations including deposits from related parties of $500 at December 31, 2018 and December 31, 2017		9,926,000
Accounts receivable, net of allowance including receivables from related parties of $40,730 and $27,163 at December 31, 2018 and December 31, 2017, respectively		69,662,000
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization		27,031,000
Software development costs, net of accumulated amortization		41,181,000
Intangible assets, net of accumulated amortization		222,219,000
Goodwill		563,421,000
Receivable from affiliates		375,000
Other assets including other assets from related parties of $9 and $27 at December 31, 2018 and December 31, 2017, respectively		18,130,000
Deferred tax assets		6,820,000
Total assets		1,316,887,000
Liabilities
Payable to brokers and dealers and clearing organizations including payables to related parties of $2,404 at December 31, 2018		4,322,000
Accrued compensation		89,769,000
Deferred revenue including deferred revenue from related parties of $9,151 and $5,106 at December 31, 2018 and December 31, 2017, respectively		29,673,000
Contingent consideration payable to related parties		129,393,000
Accounts payable, accrued expenses and other liabilities including payables to related parties of $2,555 at December 31, 2017		27,364,000
Employee equity compensation payable		31,019,000
Payable to affiliates		5,578,000
Total liabilities		317,118,000
Commitments and contingencies (Note 17)
Mezzanine Capital
Class C Shares and Class P(C) Shares		13,301,000
Members' capital
Members' capital		999,735,000
Accumulated other comprehensive loss		(13,267,000)
Total members' capital		986,468,000
Total liabilities and stockholders' equity/members' capital		$ 1,316,887,000